Capital Leases	12 Months Ended
Dec. 31, 2012
Capital Leases [Abstract]
CAPITAL LEASES
8 – CAPITAL LEASES

The Company leases its property and equipment from Dell Financial Services L.L.C. under a capital lease. The economic substance of the lease is that the Company is financing the acquisition of the assets through the lease and accordingly, it is recorded in the Company’s assets and liabilities.

The following is an analysis of the leased assets included in Property and Equipment:

December 31, 2012
Equipment	41,969
Less accumulated depreciation	(5,926)
Total	$36,043

The lease agreement contains a bargain purchase option at the end of the lease term.

The following is a schedule by years of future minimum payments required under the lease together with their present value as of December 31, 2012:

Year Ending December 31:
2013	$16,923
2014	16,923
2015	11,282

Total minimum lease payments	45,128
Less amount representing interest	(4,231)

Present value of minimum lease payments	$40,897

Amortization of assets held under capital leases is included with depreciation expense and is approximately $9,000 and $0 for the year ended December 2012 and 2011, respectively.